UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21552
                                                     ---------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
        ----------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   For the six months ended September 30, 2008
                                   (Unaudited)

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements
                   For the six months ended September 30, 2008
                                   (Unaudited)

                                    CONTENTS

Schedule of Investments ..................................................    1
Statement of Assets, Liabilities and Members' Capital ....................    3
Statement of Operations ..................................................    4
Statement of Changes in Members' Capital .................................    5
Statement of Cash Flows ..................................................    6
Financial Highlights .....................................................    7
Notes to Financial Statements ............................................    8
Directors and Officers Biographical Data .................................   17

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                               September 30, 2008
                                   (Unaudited)

                                                                                                            % OF
                                                                                                          MEMBERS'
STRATEGY                        INVESTMENT FUND                                 COST        FAIR VALUE     CAPITAL     LIQUIDITY
--------                        -----------------------------------------   ------------   ------------   --------   -------------
Credit                          Centar Investment Group (Asia) L.P.            5,150,000      5,110,171      2.68%     Quarterly
Credit                          Good Hill Partners Fund L.P.                   3,000,000      2,719,435      1.44%   Semi-Annually
Credit                          Plainfield Special Situations Onshore
                                   Feeder, L.P.                                3,900,000      3,797,325      2.00%     Quarterly
Credit                          Strategic Value Restructuring Fund, L.P.       6,112,337      7,394,932      3.88%      Annually
Credit                          Waterfall Eden Fund, L.P.                      6,150,000      5,448,216      2.86%     Quarterly
Credit                          Waterfall Victoria Fund, L.P.                  1,600,000      1,665,281      0.87%   Semi-Annually
                                                                            ------------   ------------    -------
                                TOTAL                                         25,912,337     26,135,360     13.73%
                                                                            ------------   ------------    -------
Long/Short Equities             Black Bear Fund I, L.P.                        5,428,893      5,063,352      2.66%     Quarterly
Long/Short Equities             Deerfield Partners, L.P.                       4,000,000      4,160,853      2.18%   Semi-Annually
Long/Short Equities             Eastern Advisor Fund, L.P.                       322,253        589,977      0.30%    Side Pocket
Long/Short Equities             Egerton Capital Partners, L.P.                 3,800,190      3,272,585      1.72%     Quarterly
Long/Short Equities             Glenview Institutional Partners, L.P.          5,763,369      5,878,581      3.09%     Quarterly
Long/Short Equities             Marshall Wace European TOPS Fund Limited       6,100,000      5,266,885      2.77%      Monthly
Long/Short Equities             PMA Prospect Fund                              4,066,482      3,787,052      1.99%      Monthly
Long/Short Equities             Tremblant Concentrated Fund, L.P.              3,913,229      2,949,912      1.55%      Annually
Long/Short Equities             ValueAct Capital Partners, L.P.                5,258,910      5,181,378      2.72%      Annually
Long/Short Equities             ValueAct Capital Partners III, L.P.            3,500,000      2,227,760      1.17%      Annually
                                TOTAL                                         42,153,326     38,378,335     20.15%
                                                                            ------------   ------------    -------
Merger Arbitrage/Event Driven   Apollo Asia Opportunity Fund, L.P.             4,150,000      3,884,535      2.04%     Quarterly
Merger Arbitrage/Event Driven   Deephaven Event Fund, LLC                      1,210,322        929,209      0.49%      Monthly
Merger Arbitrage/Event Driven   Pendragon Lancelot II Fund, LLC                4,284,759      3,909,051      2.05%     Quarterly
Merger Arbitrage/Event Driven   Pentwater Event Fund, LLC                      5,000,000      4,299,271      2.26%      Annually
Merger Arbitrage/Event Driven   Taconic Opportunity Fund, L.P.                 3,300,000      2,882,471      1.51%     Quarterly
                                                                            ------------   ------------    -------
                                TOTAL                                         17,945,081     15,904,537      8.35%
                                                                            ------------   ------------    -------
Opportunistic/Macro             Brevan Howard, L.P.                            4,441,093      6,941,497      3.65%      Monthly
Opportunistic/Macro             Brevan Howard Multi-Strategy                   2,850,000      3,031,339      1.59%      Monthly
                                                                            ------------   ------------    -------
                                TOTAL                                          7,291,093      9,972,836      5.24%
                                                                            ------------   ------------    -------
Relative Value                  Aviator Partners, L.P.                             8,179          1,824      0.00%     Quarterly
Relative Value                  BAM Opportunity, L.P.                          6,621,148      8,091,469      4.25%     Quarterly
Relative Value                  Black River Commodity Multi-Strategy
                                   Fund, LLC                                   4,136,924      4,682,507      2.46%   Semi-Annually
Relative Value                  CQS Volatility Feeder Fund Limited             6,500,000      6,186,147      3.25%     Quarterly
Relative Value                  D.E. Shaw Composite Fund, LLC                  6,059,136      7,032,171      3.69%     Quarterly
Relative Value                  D.E. Shaw Oculus Fund, LLC                     2,966,254      5,978,743      3.14%     Quarterly
Relative Value                  DKR Sound Shore Oasis Fund, L.P.               6,371,533      7,862,082      4.13%     Quarterly
Relative Value                  Evolution M Fund, L.P.                         4,609,073      5,901,454      3.11%     Quarterly
Relative Value                  Hudson Bay Fund, L.P.                          6,300,000      7,168,268      3.77%     Quarterly
Relative Value                  Magnetar Capital Fund, L.P.                    4,976,729      5,632,915      2.96%   Semi-Annually
Relative Value                  Magnetar Risk Linked Fund (US) Ltd.            4,800,000      3,806,694      2.00%   Semi-Annually
Relative Value                  QVT Associates, L.P.                           8,388,098      9,405,530      4.94%     Quarterly
Relative Value                  Red Kite Metals Fund, LLC                      2,374,785      1,218,186      0.64%     Quarterly
Relative Value                  Viridian Fund, L.P.                            8,350,000      8,442,809      4.43%     Quarterly
Relative Value                  Whiteside Energy Domestic L.P.                 4,950,000      5,146,890      2.70%     Quarterly
                                                                            ------------   ------------    -------
                                TOTAL                                         77,411,859     86,557,689     45.47%
                                                                            ------------   ------------    -------
Short Selling                   Copper River Partners, L.P.                    3,861,734      1,610,211      0.85%      Annually
Short Selling                   Kingsford Capital Partners, L.P.               2,243,587      2,904,812      1.53%     Quarterly
                                                                            ------------   ------------    -------
                                TOTAL                                          6,105,321      4,515,023      2.38%
                                                                            ------------   ------------    -------
                                TOTAL INVESTMENTS                           $176,819,017    181,463,780     95.32%
                                                                            ============
                                Other Assets, less Other Liabilities                          8,912,190      4.68%
                                                                                           ------------    -------
                                MEMBERS' CAPITAL                                           $190,375,970    100.00%
                                                                                           ============    =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                               September 30, 2008
                                  (Unaudited)

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Credit                          14.40%
Long/Short Equities             21.15%
Merger Arbitrage/Event Driven    8.76%
Opportunistic/Macro              5.50%
Relative Value                  47.70%
Short Selling                    2.49%

THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 95.32% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentive fees/allocations of 20% to 30% of net profits earned.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital
                               September 30, 2008
                                   (Unaudited)

ASSETS
Investments in investment funds, at fair value
   (cost $176,819,017)                           $181,463,780
Cash and cash equivalents                          21,605,024
Due from Manager                                    1,550,000
Interest receivable                                    10,081
                                                 ------------
   TOTAL ASSETS                                   204,628,885
                                                 ------------
LIABILITIES
Contributions received in advance                  12,500,000
Tender offer proceeds payable                       1,297,968
Management Fees and Manager Administrative
   Services Fees payable                              223,688
Professional fees payable                             181,981
Administration fees payable                            47,278
Other accrued expenses                                  2,000
                                                 ------------
   TOTAL LIABILITIES                               14,252,915
                                                 ------------
MEMBERS' CAPITAL                                 $190,375,970
                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations
                   For the six months ended September 30, 2008
                                   (Unaudited)

INVESTMENT INCOME
Interest                                                   $     72,111
                                                           -------------
EXPENSES
Management Fees and Manager Administrative
   Services Fees                                              1,241,162
Administration fees                                             135,178
Professional fees                                               119,750
Insurance expenses                                               28,737
Directors fees                                                   17,183
Custodian fees                                                    6,949
Other expenses                                                   14,386
                                                           -------------
   Total expenses                                             1,563,345
                                                           -------------
   NET INVESTMENT LOSS                                       (1,491,234)
                                                           -------------
REALIZED AND UNREALIZED LOSS FROM INVESTMENT
   FUND TRANSACTIONS
Net realized gain from investment fund transactions             143,634
Net change in unrealized appreciation on investment
   funds                                                    (18,324,392)
                                                           -------------
   Net realized and unrealized loss from investment
      fund transactions                                     (18,180,758)
                                                           -------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS   $(19,671,992)
                                                           =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital
                   For the six months ended September 30, 2008
                                   (Unaudited)

                                                               MANAGING     SPECIAL
                                                                MEMBER      MEMBERS    OTHER MEMBERS       TOTAL
FROM INVESTMENT ACTIVITIES
   Net investment loss                                            (104)        (428)     (1,490,702)     (1,491,234)
   Net realized gain from investment fund transactions              39          162         143,433         143,634
   Net change in unrealized appreciation on investment
      funds                                                     (1,153)      (4,760)    (18,318,479)    (18,324,392)
   Performance allocation                                           --           --              --              --
                                                               -----------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS        (1,218)      (5,026)    (19,665,748)    (19,671,992)
FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                            --           --      66,688,000      66,688,000
   Repurchase fee                                                   --           --              --              --
   Capital redemptions                                              --           --      (5,455,853)     (5,455,853)
                                                               -----------------------------------------------------
      NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  --           --      61,232,147      61,232,147
                                                               -----------------------------------------------------
      NET CHANGE IN MEMBERS' CAPITAL                            (1,218)      (5,026)     41,566,399      41,560,155
      MEMBERS' CAPITAL AT APRIL 1, 2008                         12,653       52,233     148,750,929     148,815,815
                                                               -----------------------------------------------------
      MEMBERS' CAPITAL AT SEPTEMBER 30, 2008                   $11,435    $  47,207    $190,317,328    $190,375,970
                                                               =====================================================

                       For the year ended March 31, 2008

                                                               MANAGING     SPECIAL
                                                                MEMBER      MEMBERS    OTHER MEMBERS       TOTAL
FROM INVESTMENT ACTIVITIES
   Net investment loss                                         $  (208)   $  (5,540)   $ (2,636,703)   $ (2,642,451)
   Net realized gain from investment fund transactions             960       29,947      11,657,969      11,688,876
   Net change in unrealized appreciation on investment
      funds                                                       (127)     (14,180)       (876,150)       (890,457)
   Performance allocation                                          (29)     375,065        (375,036)             --
                                                               -----------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           596      385,292       7,770,080       8,155,968
FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                            --           --      26,394,200      26,394,200
   Repurchase fee                                                   --            7           2,253           2,260
   Capital redemptions                                              --     (861,324)    (42,319,885)    (43,181,209)
                                                               -----------------------------------------------------
      NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  --     (861,317)    (15,923,432)    (16,784,749)
                                                               -----------------------------------------------------
      NET CHANGE IN MEMBERS' CAPITAL                               596     (476,025)     (8,153,352)     (8,628,781)
      MEMBERS' CAPITAL AT APRIL 1, 2007                         12,057      528,258     156,904,281     157,444,596
                                                               -----------------------------------------------------
      MEMBERS' CAPITAL AT MARCH 31, 2008                       $12,653    $  52,233    $148,750,929    $148,815,815
                                                               =====================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Cash Flows
                   For the six months ended September 30, 2008
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in members' capital derived from operations               $(19,671,992)
   Adjustments to reconcile net increase in members' capital
      derived from operations to net cash used in operating activities:
      Purchases of investment funds                                        (66,300,190)
      Proceeds from dispositions of investment funds                         8,074,872
      Net realized gain from investment fund transactions                     (143,634)
      Net change in unrealized gain on investment funds                     18,324,392
      Decrease in investments paid in advance                                4,000,000
      Increase in due from manager                                          (1,550,000)
      Decrease in receivable for investments sold                            8,291,299
      Decrease in prepaid fees                                                  28,737
      Decrease in interest receivable                                            2,742
      Increase in professional fees payable                                     40,246
      Increase in management fees and manager administrative
         services fees payable                                                  41,358
      Increase in administration fees payable                                   29,201
      Increase in other accrued expenses                                         1,064
                                                                          -------------
         NET CASH USED IN OPERATING ACTIVITIES                             (48,831,905)
                                                                          -------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                    74,630,000
   Capital redemptions                                                     (13,206,239)
                                                                          -------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                          61,423,761
                                                                          -------------
NET INCREASE IN CASH                                                        12,591,856
Cash and cash equivalents at beginning of period                             9,013,168
                                                                          -------------
Cash and cash equivalents at end of period                                $ 21,605,024
                                                                          =============
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
      Interest expense paid during the year                               $         --
                                                                          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Highlights

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member:

                                                                                                               FOR THE PERIOD
                                                                                                               FROM AUGUST 1,
                                                                                                                   2004
                                      FOR THE SIX MONTHS       FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    (COMMENCEMENT OF
                                             ENDED                 ENDED           ENDED          ENDED        OPERATIONS) TO
                                      SEPTEMBER 30, 2008      MARCH 31, 2008  MARCH 31, 2007  MARCH 31, 2006   MARCH 31, 2005
                                      ------------------      --------------  --------------  --------------------------------
TOTAL RETURN BEFORE PERFORMANCE
   ALLOCATION                                   (9.62%)(c)            5.18%           6.33%           8.96%             4.80%(c)
PERFORMANCE ALLOCATION                           0.00%(c)            (0.23%)         (0.18%)         (0.42%)           (0.24%)(c)
                                         --------------       --------------  --------------  --------------------------------
TOTAL RETURN AFTER PERFORMANCE
   ALLOCATION                                   (9.62%)(c)            4.95%           6.15%           8.54%             4.56%(c)
RATIOS TO AVERAGE NET ASSETS:
      Expenses, before waivers (a)               1.78%(b)             1.82%           1.85%           2.30%             3.05%(b)
      Expenses, net of waivers (a)               1.78%(b)             1.82%           1.85%           2.20%             2.30%(b)
      Performance allocation                     0.00%                0.24%           0.20%           0.45%             0.26%
                                         --------------       --------------  --------------  --------------------------------
      Expenses including performance
         allocation, net of
         waivers (a)                             1.78%(b)             2.06%           2.05%           2.65%             2.56%(b)
      Net investment loss, before
         waivers (a)                            (1.68%)(b)           (1.68%)         (1.61%)         (2.19%)           (3.00%)(b)
      Net investment loss, net
         of waivers (a)                         (1.68%)(b)           (1.68%)         (1.61%)         (2.09%)           (2.25%)(b)
   Portfolio turnover rate                       4.92%               20.89%          34.88%          38.28%             2.30%(c)
   Net Assets applicable to Other
      Members                            $190,317,328         $148,750,929    $156,904,281    $127,184,066       $86,505,763

(a) The Investment Manager and PFPC Inc. waived fees and expenses for the period ended March 31, 2005 and for the year ended March 31, 2006.

(b)  Annualized

(c)  Not annualized

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND PERFORMANCE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS. HOWEVER, TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements September 30, 2008 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of JPMorgan Chase & Co. ("JPMorgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all incentive-based performance allocations, if any, from Members' accounts.

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

Investments in Investment Funds with a value of $181,463,780, which is approximately 95.32% of the Fund's net assets at September 30, 2008, have been fair valued and are illiquid and restricted as to resale or transfer.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

     --   Level 1 - quoted prices in active markets for identical securities

     -- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                           Liabilities   Appreciation   Depreciation
                               in          in Other       in Other
          Investments in    Securities     Financial      Financial
            Securities      Sold Short   Instruments*   Instruments*
--------------------------------------------------------------------
Level 1    $         --
--------------------------------------------------------------------
Level 2              --
--------------------------------------------------------------------
Level 3     181,463,780
--------------------------------------------------------------------
Total      $181,463,780
--------------------------------------------------------------------

*    Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                      Liabilities   Appreciation   Depreciation
                                                          in          in Other       in Other
                                     Investments in    Securities     Financial      Financial
                                       Securities      Sold Short   Instruments*   Instruments*
-----------------------------------------------------------------------------------------------
Balances as of 03/31/08               $141,419,220
-----------------------------------------------------------------------------------------------
Realized gain (loss)                       143,634
-----------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)         (18,324,392)
-----------------------------------------------------------------------------------------------
Net purchases (sales)                   58,225,318
-----------------------------------------------------------------------------------------------
Net transfers in and out (Level 3)              --
-----------------------------------------------------------------------------------------------
Balance as of 09/30/08                $181,463,780
-----------------------------------------------------------------------------------------------

*    Other financial instruments include futures, forwards and swap contracts.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund. All changes in the value of the Investment Funds are included as unrealized appreciation or depreciation in the Statement of Operations.

E. FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.

Based on its analysis, the Fund has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, the Fund's conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.1042% (approximately 1.25% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

Prior to April 1, 2006 the Fund paid the Investment Manager a monthly management fee equal to 0.125% (1.50% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. For the six months ended September 30, 2008, the Funds' operating expenses did not exceed the expense limitation. The Fund did not reimburse the Investment Manager, and the Investment Manager did not pay for any expenses on the Fund's behalf.

The Fund has entered into an administration agreement with PNC Global Investment Servicing, Inc. ("PNC"), formerly known as PFPC Inc., whereby PNC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PNC during the term of this Agreement, the Fund pays PNC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. For the six months ended September 30, 2008, administration fees totaled $135,178, of which none were waived.

PFPC Trust Company ("PFPC Trust") serves as custodian of the Fund's assets and provides custodial services to the Fund. As compensation for services, the Fund pays PFPC Trust an annual fee of 0.005% of the Fund's average gross assets, with a minimum monthly fee of $795.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

4. LINE OF CREDIT

From time to time, the Fund may borrow cash from a major institution under a credit agreement up to a maximum of $8 million. Interest is payable on any outstanding balance at PRIME plus Margin (0%) or LIBOR plus Margin (0.85%). During the six months ended September 30, 2008, there were no borrowings, and there was no loan payable outstanding on September 30, 2008. Credit facility fees incurred for the six months ended September 30, 2008 amounted to $8,000.

5. SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the six months ended September 30, 2008 amounted to $66,300,190 and $8,074,872, respectively.

At September 30, 2008, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $17,136,654 and gross unrealized depreciation was $12,491,891, resulting in net unrealized appreciation of $4,644,763.

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund generally accepts subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests. For the six months ended September 30, 2008, the fund did not charge repurchase fees to any Member.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, each Member's return on investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year (the "Performance Allocation"), net of the Member's allocable share of the Management Fee and the Manager Administrative Services Fee, equal to 10% of the portion of such net capital appreciation that exceeds the Preferred Return (as defined below) will be reallocated to the capital account of the Special Member. The "Preferred Return" is equal to the 3-month U.S. Treasury Bill yield (as defined below) for each month during the relevant calendar year (or any shorter period of calculation). The "3-month U.S. Treasury Bill yield" for any month shall equal one-twelfth of the annual yield for the 3-month U.S. Treasury Bill for the first business day of the then current calendar quarter as set forth in the U.S. Federal Reserve Statistical Release H.15(519) under the caption "Treasury constant maturities", or if such measurement is not available, such other source as the Managing Member may determine appropriate in its discretion.

Prior to April 1, 2005 the performance allocation was calculated in the following manner: (1) net capital appreciation up to a 6% return remains allocated to each Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member.

No Performance Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Upon a repurchase of an Interest (other than at the end of a calendar year) from a Member, a Performance Allocation will be determined and allocated to the Special Member, and in the case of any repurchase of a partial Interest, on a "first in - first out" basis (i.e., the portion of the Interest being repurchased (and the amount with respect to which the Performance Allocation is calculated) will be deemed to have been taken from the first capital contribution of such Member (as such contribution has been adjusted for net capital appreciation or depreciation, Management Fees, Manager Administrative Services Fees and other expenses) until it is decreased to zero and from each subsequent capital contribution until such contribution (as adjusted) is decreased to zero).

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

Based upon profits for the period from April 1, 2008 to September 30, 2008, there was no Incentive Allocation to the Special Member. This amount is subject to change as Incentive Allocations occur at the end of each calendar year.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of the investments in the Funds.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risk by investing in Investment Funds managed by different third party managers, the Investment Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk. Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

8. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements September 30, 2008 (unaudited) (concluded)
--------------------------------------------------------------------------------

9. SUBSEQUENT EVENTS

Through October 31, 2008 the Fund received subscriptions from investors of $13,900,000 of which $12,500,000 was received in advance of September 30, 2008.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND
                                                                       PRINCIPAL           COMPLEX
                               POSITION(S)   TERM OF OFFICE(i)       OCCUPATION(S)        OVERSEEN
                                HELD WITH      AND LENGTH OF        DURING THE PAST          BY          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE             FUND         TIME SERVED             5 YEARS           DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                  Director       May 26, 2004     Senior Vice President      None.     Board Member, Children's
Stone Energy Corporation                         to present      and Chief Financial                  Hospital of New Orleans;
625 East Kaliste Saloom Road                                     Officer of Stone                     Board Member, J.P.
Lafayette, LA 70508                                              Energy Corporation                   Morgan Corporate Finance
DOB: 6-29-1957                                                   (oil and gas                         Investors Board Member,
                                                                 company); prior                      J.P. Morgan U.S.
                                                                 thereto, Partner,                    Corporate Finance
                                                                 Director of Research                 Investors II; Board
                                                                 and Senior Energy                    Member, J.P. Morgan
                                                                 Analyst of Johnson                   Europe Corporate Finance
                                                                 Rice & Co. L.L.C.                    Investors II; Board
                                                                 (investment banking                  Member, J.P. Morgan
                                                                 firm).                               Venture Capital
                                                                                                      Investors; Board Member,
                                                                                                      J.P. Morgan Venture
                                                                                                      Capital Investors II
------------------------------------------------------------------------------------------------------------------------------

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND
                                                                       PRINCIPAL           COMPLEX
                               POSITION(S)   TERM OF OFFICE(i)       OCCUPATION(S)        OVERSEEN
                                HELD WITH      AND LENGTH OF        DURING THE PAST          BY          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE             FUND         TIME SERVED             5 YEARS           DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
S. Lawrence Prendergast          Director       May 26, 2004     Executive Vice             None.     Board Member,
Prendergast Capital                              to present      President of Finance                 Batterymarch Global
Management                                                       of LaBranche & Co.                   Emerging Markets Fund;
270 Davidson Avenue                                              (specialist firm on                  Board Member, Cincinnati
Somerset, NJ 08873                                               the NYSE); prior                     Incorporated; Board
DOB: 4-20-1941                                                   thereto Chairman and                 Member, Aftermarket
                                                                 CEO of AT&T                          Technology Corp.;
                                                                 Investment Management                Private Equity Fund
                                                                 Corp. (money                         Advisory Board Member,
                                                                 management company).                 E.M. Warburg, Pincus &
                                                                                                      Co.; Private Equity Fund
                                                                                                      Advisory Board Member,
                                                                                                      Lehman Brothers; Board
                                                                                                      Member, Turrell Fund;
                                                                                                      Board Member, J.P.
                                                                                                      Morgan Corporate Finance
                                                                                                      Investors; Board Member,
                                                                                                      J.P. Morgan U.S.
                                                                                                      Corporate Finance
                                                                                                      Investors II; Board
                                                                                                      Member, J.P. Morgan
                                                                                                      Europe Corporate Finance
                                                                                                      Investors II; Board
                                                                                                      Member, J.P. Morgan
                                                                                                      Venture Capital
                                                                                                      Investors; Board Member,
                                                                                                      J.P. Morgan Venture
                                                                                                      Capital Investors II.
------------------------------------------------------------------------------------------------------------------------------

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND
                                                                       PRINCIPAL           COMPLEX
                               POSITION(S)   TERM OF OFFICE(i)       OCCUPATION(S)        OVERSEEN
                                HELD WITH      AND LENGTH OF        DURING THE PAST          BY          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE             FUND         TIME SERVED             5 YEARS           DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
Anthony G. Van Schaick           Director     October 5, 2007    Retired as of March        None.     Board Member, Lockheed
c/o J.P. Morgan Alternative                      to present      2006; prior thereto                  Federal Credit Union;
Asset Management, Inc.                                           Vice President and                   Board Member, Mission
245 Park Avenue, Floor 3                                         Treasurer of Lockheed                Aviation Fellowship
New York, NY 10167                                               Martin Corp. from
DOB: 10-11-1945                                                  October 2002; prior
                                                                 thereto President and
                                                                 CEO of Lockheed
                                                                 Martin Investment
                                                                 Management Co.
------------------------------------------------------------------------------------------------------------------------------

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                           IN FUND
                                                                       PRINCIPAL           COMPLEX
                               POSITION(S)   TERM OF OFFICE(i)       OCCUPATION(S)        OVERSEEN
                                HELD WITH      AND LENGTH OF        DURING THE PAST          BY          OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE             FUND         TIME SERVED             5 YEARS           DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein               Director       May 26, 2005     Managing Director,         None.     Board Member, National
JPMorgan Investment                              to present      JPMorgan Investment                  Surgical Hospitals,
Management, Inc.                                                 Management, Inc.                     Inc.; and Board Member,
245 Park Avenue, Floor 3                                                                              Response Insurance;
New York, NY 10167                                                                                    Advisory Board Member,
DOB: 2-2-1956                                                                                         Accel Partners; Advisory
                                                                                                      Board Member, Accel-IDG;
                                                                                                      Advisory Board Member,
                                                                                                      Accel London; Advisory
                                                                                                      Board Member, Apax US;
                                                                                                      Advisory Board Member,
                                                                                                      Clayton, Dubilier &
                                                                                                      Rice; Advisory Board
                                                                                                      Member, Fenway Partners;
                                                                                                      Advisory Board Member,
                                                                                                      Great Hill Equity
                                                                                                      Partners; Advisory Board
                                                                                                      Member, Highbridge
                                                                                                      Capital Corp.; Advisory
                                                                                                      Board Member, MeriTech
                                                                                                      Capital Partners;
                                                                                                      Advisory Board Member,
                                                                                                      New Enterprise
                                                                                                      Associates; Advisory
                                                                                                      Board Member, North
                                                                                                      Bridge Growth Equity;
                                                                                                      Advisory Board Member,
                                                                                                      North Bridge Venture
                                                                                                      Partners; Advisory Board
                                                                                                      Member, Redpoint Omega;
                                                                                                      Advisory Board Member,
                                                                                                      Redpoint Venture
                                                                                                      Partners; Advisory Board
                                                                                                      Member, TA Associates;
                                                                                                      and Advisory Board
                                                                                                      Member, Valhalla
                                                                                                      Partners.
------------------------------------------------------------------------------------------------------------------------------

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE
                                POSITION(S) HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE                   FUND              TIME SERVED    DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------
Lawrence M. Unrein             Chief Executive Officer    May 26, 2005    Managing Director,
JPMorgan Investment                                        to present     JPMorgan Investment
Management, Inc.                                                          Management, Inc.
245 Park Avenue, Floor 3
New York, NY 10167
DOB: 2-2-1956
--------------------------------------------------------------------------------------------------
Thomas J. DiVuolo              Chief Financial Officer    May 26, 2005    Vice President and
J.P. Morgan Alternative                                    to present     Chief Financial Officer,
Asset Management, Inc.                                                    J.P. Morgan Alternative
245 Park Avenue, Floor 3                                                  Asset Management, Inc.
New York, NY 10167
DOB: 7-27-1960
--------------------------------------------------------------------------------------------------

The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission's website at http://www.sec.gov.

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

ITEM 2.   CODE OF ETHICS.

Not applicable.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               J.P. Morgan Multi-Strategy Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date              11/25/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date              11/25/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date              11/25/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.